Equity Incentive Schemes and Stock Compensation Charges - Schedule of RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	19,721	105,256
Granted (in shares)	41,359	48,626
Shares vested (in shares)	(9,228)	(9,975)
Shares vested and settled in cash (in shares)	0
Forfeited (in shares)	(35,378)	(124,186)
Outstanding at ending of period (in shares)	16,474	19,721
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 280.76	$ 226.29
Granted (USD per share)	185.18	325.51
Shares vested (USD per share)	229.93	177.38
Shares vested and settled in cash (USD per share)	0
Forfeited (USD per share)	226.79	260.42
Outstanding at end of period (USD per share)	$ 185.18	$ 280.76
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	647,589	621,011
Granted (in shares)	1,204,477	258,345
Shares vested (in shares)	(219,133)	(120,458)
Shares vested and settled in cash (in shares)	(2,966)
Forfeited (in shares)	(153,798)	(111,309)
Outstanding at ending of period (in shares)	1,476,169	647,589
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 251.36	$ 218.27
Granted (USD per share)	132.32	313.41
Shares vested (USD per share)	226.24	223.29
Shares vested and settled in cash (USD per share)	216.10
Forfeited (USD per share)	208.15	241.13
Outstanding at end of period (USD per share)	$ 162.53	$ 251.36